BUSINESS COMBINATIONS - Acquisition of Clarice Technologies (Details)		12 Months Ended
		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Feb. 28, 2017 USD ($)	Jul. 15, 2016 USD ($) shares	May 23, 2016	Dec. 31, 2015 USD ($)	May 14, 2015 USD ($) shares
Business Combinations1 [Abstract]
Other financial liabilities		$ 10,664,000		$ 12,602,000
Other current financial assets		873,000	[1]	900,000
Disclosure of detailed information about business combination [line items]
Number of employees										40
Total consideration paid net of cash and cash equivalents acquired		19,149,000		16,584,000							$ 10,569,000
Cash transferred		21,300,000		19,525,000							$ 10,726,000
Gain on remeasurement of contingent consideration (note 27.10.1)		(6,735,000)		(418,000)
Clarice
Business Combinations1 [Abstract]
Other financial liabilities		$ 3,119,000		4,446,000
Other current financial assets	[1]			900,000
Disclosure of detailed information about business combination [line items]
Number of employees												337
Total consideration paid net of cash and cash equivalents acquired												$ 20,184,000
Business acquisition, number of shares acquired | shares									1,249			10,200
Percentage of voting equity interests acquired									9.32%			76.13%
Cash transferred									$ 4,208,000			$ 9,324,000
Business combination, percentage of voting interest acquired, staggered		23.87%
Business combination, gain (loss) on remeasurement of purchase price				418
Contingent consideration												$ 8,377,000
Business combination, percentage of voting interest acquired, total												100.00%
Gain on remeasurement of contingent consideration (note 27.10.1)		$ (1,173,000)		$ 418,000
Acquiree Employee | Clarice
Disclosure of detailed information about business combination [line items]
Cash transferred								$ 600,000
Scenario, Forecast | Clarice
Disclosure of detailed information about business combination [line items]
Business acquisition, number of shares acquired | shares					277	550	920
Percentage of voting equity interests acquired					2.07%	4.11%	6.87%
Business combination, share price | $ / shares					$ 970.78	$ 916.77
Contingent consideration					$ 877,000	$ 1,754,000	$ 3,128,000

[1]	Includes the fair value of foreign exchange forward contracts of 73 as of December 31, 2017 (note 27.10.3) and a financial asset related to the acquisition of Clarice of 800 and 900 as of December 31, 2017 and 2016, respectively (note 23).